OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule Of Accounts Receivable and Prepaid Expenses [Table Text Block]
	December 31,
	2013	2014

Prepaid expenses	$1,156	$1,159
Government authorities	862	1,081
Deferred tax assets, net	1,949	554
Restricted deposits	289	149
Related parties	92	447
Other	861	583

	$5,209	$3,973